Label	Element	Value
Morgan Stanley US Government Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000730044_SupplementTextBlock

Morgan Stanley

December 14, 2018

Supplement

SUPPLEMENT DATED DECEMBER 14, 2018 TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES OF

Morgan Stanley European Equity Fund Inc., dated February 28, 2018
Morgan Stanley Global Fixed Income Opportunities Fund, dated February 28, 2018
Morgan Stanley Mortgage Securities Trust, dated February 28, 2018
Morgan Stanley Multi Cap Growth Trust, dated March 30, 2018
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2018
(each, a "Fund")

Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley US Government Securities Trust
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective February 28, 2019, the term of the Class B to Class A automatic conversion feature will be reduced from eight years to six years with respect to each Fund.

In addition, effective February 28, 2019, Morgan Stanley Investment Management Inc., the Adviser and Administrator of each of Morgan Stanley European Equity Fund Inc. and Morgan Stanley U.S. Government Securities Trust, has agreed to reduce its advisory fee, its administration fee and/or reimburse the respective Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.38% for Class A of Morgan Stanley European Equity Fund Inc. and 0.85% for Class A of Morgan Stanley U.S. Government Securities Trust. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the respective Fund's Board of Directors or Trustees, as applicable, acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements, which may be discontinued at any time.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.